BORROWINGS - Carrying amount repayable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
BORROWINGS
Total borrowings	$ 202,872	$ 256,757
Less: amounts repayable within one year shown under current liabilities	54,875	49,700
Amounts shown under non-current liabilities	147,997	207,057
Within one year
BORROWINGS
Total borrowings	54,875	49,700
1-2 years
BORROWINGS
Total borrowings	15,072	14,821
More than two years but not exceeding five years
BORROWINGS
Total borrowings	44,534	44,366
More than five years
BORROWINGS
Total borrowings	$ 88,391	$ 147,870